Business combinations (Details Text) - BRL (R$)							12 Months Ended
	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Jan. 04, 2019	Dec. 05, 2018	Dec. 31, 2020	Jun. 30, 2020
Yami [Member]
Business combinations (Details Text) [Abstract]
Ownership interest acquired				100.00%			99.99%
Consideration paid (received)				R$ 3,000,000
Value of net assets				19,000
Cash transferred				R$ 1,350,000
Goodwill								R$ 1,450,000
Contingent liabilities recognised as of acquisition date								68,000
Yami [Member] | Computer software [member]
Business combinations (Details Text) [Abstract]
Intangible assets								1,510,000
Yami [Member] | Non-compete Agreements [Member]
Business combinations (Details Text) [Abstract]
Intangible assets								R$ 127,000
TILIX [Member]
Business combinations (Details Text) [Abstract]
Ownership interest acquired						100.00%	99.99%
BBN Banco Brasileiro de Negócios SA [Member]
Business combinations (Details Text) [Abstract]
Ownership interest acquired					100.00%
Value of net assets					R$ 44,549,000
Cash transferred					59,765,000
Intangible assets					2,605,000
Goodwill					R$ 12,611,000
Zygo [Member]
Business combinations (Details Text) [Abstract]
Ownership interest acquired			100.00%
Consideration paid (received)			R$ 8,000,000
Value of net assets			1,883,000
Cash transferred			5,053,000
Goodwill			R$ 6,117,000
CDS [Member]
Business combinations (Details Text) [Abstract]
Ownership interest acquired		100.00%					99.99%
Consideration paid (received)		R$ 2,379,000
Value of net assets		2,379,000
Cash transferred		R$ 2,379,000
Moip [Member]
Business combinations (Details Text) [Abstract]
Ownership interest acquired	100.00%						100.00%
Consideration paid (received)	R$ 358,609,000
Value of net assets	171,946,000
Cash transferred	307,855,000
Liabilities incurred	R$ 50,754,000
Goodwill							R$ 128,157,000
Moip [Member] | Customer-related intangible assets [member]
Business combinations (Details Text) [Abstract]
Intangible assets							R$ 58,506,000